Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2021	May 20, 2021	Dec. 31, 2020	Aug. 04, 2020
Preferred stock, par value	$ 0.001
Preferred stock, shares authorized	25,000,000
Common stock, par value	$ 0.001		$ 0.001
Common stock, shares authorized	500,000,000		500,000,000
Common stock, shares issued	9,560,074		5,886,073
Common stock, shares outstanding	9,560,074		5,886,073
Series A Preferred Stock [Member]
Preferred stock, par value	$ 0.001		$ 0.001
Preferred stock, shares authorized	10,000,000		10,000,000
Preferred stock, shares issued	0		0
Preferred stock, shares outstanding	0		0
Series B Preferred Stock [Member]
Preferred stock, par value	$ 0.001		$ 0.001
Preferred stock, shares authorized	10,000,000		10,000,000	10,000,000
Preferred stock, shares issued	0		5,625,884
Preferred stock, shares outstanding	0		5,625,884
Series C Preferred Stock [Member]
Preferred stock, par value	$ 0.001		$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	9,315,884		0
Preferred stock, shares outstanding	9,315,884		0
Common stock, shares issued	9,315,059		0
Common stock, shares outstanding	9,315,059		0